Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVL

("Separate Account")

Supplement to:

Ameritas Low-Load® Variable Universal Life

Prospectus Dated May 1, 2008

Supplement Dated May 1, 2017

1.       Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
Calvert Variable Products, Inc.*	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. ("AIP")**	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio*** – AIP**	Index: S&P 500 Index.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP** and Milliman Financial Risk Management, LLC ("Milliman")	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP** and Milliman	Current income.
Calvert Variable Series, Inc.*	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas Inc.
Deutsche Small Cap Index VIP, Class A – Northern Trust Investments, Inc.	To replicate, as closely as possible, the Russell 2000® Index.
Deutsche Variable Series I	Deutsche Investment Management Americas Inc.
Deutsche Capital Growth VIP, Class A	Long-term growth of capital.
Deutsche Variable Series II	Deutsche Investment Management Americas Inc.
Deutsche Global Growth VIP, Class A	Long-term capital growth.
Deutsche Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products	Fidelity Management & Research Company
Fidelity® VIP Contrafund® Portfolio, Initial Class (2,4)	Long-term capital appreciation.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1,4)	Current income.
Fidelity® VIP High Income Portfolio, Initial Class (2,4)	Income and growth.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1,4)	Bond.
Fidelity® VIP Mid Cap Portfolio, Service Class (2,4)	Long-term growth.
Fidelity® VIP Overseas Portfolio, Initial Class (2,4)	Long-term growth.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,2,3,4)	Current income.
Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; (3) FIL Investment Advisors (UK) Limited; and (4) other investment advisers serve as sub-advisers for the fund.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Current income, consistent with preservation of capital, with capital appreciation as secondary.

PF 728 5-17

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seek capital growth.
Invesco V.I. Diversified Dividend Fund, Series I	Provide reasonable current income and long-term growth of income and capital.
Invesco V.I. Global Health Care Fund, Series I	Long-term growth of capital.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
Invesco V.I. Technology Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company (named UIF Emerging Markets Equity Portfolio prior to May 1, 2017)	Long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Large Cap Value Portfolio, Class I	Seeks long-term growth of capital.
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Short Duration Bond Portfolio, Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Low Duration Portfolio, Administrative Class	Seeks maximum total return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse S&P 500® Strategy Fund***	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis.***
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.

PF 728 5-17

FUND NAME Portfolio Name – Subadviser(s)	INVESTMENT ADVISER Portfolio Type / Summary of Investment Objective
Third Avenue Variable Series Trust	Third Avenue Management LLC
Third Avenue Value Portfolio	Long-term capital appreciation.
Vanguard® Variable Insurance Fund ****	The Vanguard Group, Inc. (1)
Wellington Management Company, LLP (2)
Barrow, Hanley, Mewhinney & Strauss, LLC (3)
Jackson Square Partners, LLC (4)
William Blair & Company, L.L.C. (5)
Schroder Investment Management North America, Inc. (6)
Baillie Gifford Overseas Ltd. (7)
ArrowMark Colorado Holdings, LLC (8)
Vanguard® Balanced Portfolio (2)	Growth and Income.
Vanguard® Conservative Allocation Portfolio (1)	Current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3)	Growth and Income.
Vanguard® Equity Income Portfolio (1,2)	Growth and Income.
Vanguard® Equity Index Portfolio (1)	Index: Growth and Income.
Vanguard® Growth Portfolio (2,4,5)	Growth.
Vanguard® High Yield Bond Portfolio (2)	Income.
Vanguard® International Portfolio (6,7)	Growth.
Vanguard® Mid-Cap Index Portfolio (1)	Index: Growth.
Vanguard® Moderate Allocation Portfolio (1)	Capital appreciation and a low to moderate level of current income.
Vanguard® REIT Index Portfolio (1)	Index: Growth and Income.
Vanguard® Short-Term Investment-Grade Portfolio (1)	Current income while maintaining limited price volatility.
Vanguard® Small Company Growth Portfolio (1,8)	Growth.
Vanguard® Total Bond Market Index Portfolio (1)	Index: Income.
Vanguard® Total Stock Market Index Portfolio (1)	Index: Growth and Income.
Wells Fargo Funds (SM) – Variable Trust	Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (SM) Class 2 – Wells Capital Management Inc. ("WellsCap")	Long-term capital appreciation.
Wells Fargo VT Opportunity Fund (SM), Class 2 – WellsCap	Long-term capital appreciation.

*	Prior to December 31, 2016, these funds, the funds' previous investment adviser, and the funds' previous underwriter were part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds are no longer affiliated with Ameritas, and the current investment adviser and the current underwriter are not affiliated with Ameritas.
**	Ameritas Investment Partners, Inc. is an indirect subsidiary of Ameritas.
***	"Standard & Poor's®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
****	Vanguard is a trademark of The Vanguard Group, Inc.

2.       Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2016.

3.       Effective on or about April 28, 2017, the “Janus Portfolio” is renamed “Janus Research Portfolio.” Effective on or about June 5, 2017, the same portfolio is renamed “Janus Henderson Research Portfolio.” All references are revised to reflect these name changes. The corresponding Subaccount remains closed to new money.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 728 5-17